Note 11 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Short-term Debt [Table Text Block]
	At or For the Year Ended December 31,
	2020	2019
FHLB short-term borrowings:
Average balance outstanding	$3,292	$5,585
Maximum amount outstanding at any month-end during the period	20,000	11,000
Balance outstanding at end of period	10,000	10,000
Average interest rate during the period	1.12%	2.52%
Weighted average interest rate at end of period	0.41%	1.81%

Federal Home Loan Bank Advances [Member]
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2020		December 31, 2019
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2020	$--	--%	$2,000	2.00%
2021	5,000	2.20	5,000	2.20
2022	7,171	2.10	7,171	2.10
2023	7,000	2.16	7,000	2.16
2024	6,167	2.05	5,100	2.28
2025	2,855	1.25	--	--
Total FHLB long-term debt	$28,193	2.03%	$26,271	2.16%